Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2019		December 31, 2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	1,608,999	1,608,999	2,691,718	2,691,718
US$	140,482	980,029	1,306,404	8,524,157
Others	N/A	121,595	N/A	155,389
Total		2,710,623		11,371,264